Reporting Entity	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Reporting Entity
1.	Reporting Entity

(1)    General

SK Telecom Co., Ltd. (“the Parent Company”) was incorporated in March 1984 under the laws of the Republic of Korea (“Korea”) to provide cellular telephone communication services in Korea. The Parent Company mainly provides wireless telecommunications services in Korea. The head office of the Parent Company is located at65, Eulji-ro, Jung-gu, Seoul, Korea.

The Parent Company’s common shares and depositary receipts (DRs) are listed on the Stock Market of Korea Exchange, the New York Stock Exchange and the London Stock Exchange. As of December 31, 2018, the Parent Company’s total issued shares are held by the following shareholders:

	Number of shares	Percentage of total shares issued (%)
SK Holdings Co., Ltd.	21,624,120	26.78
National Pension Service	7,879,982	9.76
Institutional investors and other minority shareholders	42,365,726	52.47
Treasury shares	8,875,883	10.99

	80,745,711	100.00

These consolidated financial statements comprise the Parent Company and its subsidiaries (together referred to as the “Group” and individuals as “Group entities”). SK Holdings Co., Ltd. is the ultimate controlling entity of the Parent Company.

(2)    List of subsidiaries

The list of subsidiaries as of December 31, 2018 and 2017 is as follows:

				Ownership (%)(*1)
Subsidiary		Location	Primary business	Dec. 31, 2018	Dec. 31, 2017
Subsidiaries owned by the Parent Company	SK Telink Co., Ltd.	Korea	Telecommunication and Mobile Virtual Network Operator service	100.0	100.0
	SK Communications Co., Ltd.	Korea	Internet website services	100.0	100.0
	SK Broadband Co., Ltd.	Korea	Telecommunication services	100.0	100.0
	PS&Marketing Corporation	Korea	Communications device retail business	100.0	100.0
	SERVICE ACE Co., Ltd.	Korea	Call center management service	100.0	100.0
	SERVICE TOP Co., Ltd.	Korea	Call center management service	100.0	100.0
	Network O&S Co., Ltd.	Korea	Base station maintenance service	100.0	100.0
	SK Planet Co., Ltd.(*2)	Korea	Telecommunication service	98.7	98.1
	Eleven Street Co., Ltd.(*2,4)	Korea	E-commerce	81.8	—
	IRIVER LIMITED (*3)	Korea	Manufacturing digital audio players and other portable media devices	52.6	45.9
	SK Telecom China Holdings Co., Ltd.	China	Investment	100.0	100.0
	SK Global Healthcare Business Group, Ltd.	Hong Kong	Investment	100.0	100.0
	SKT Vietnam PTE. Ltd.(*4)	Singapore	Used device distribution business	—	73.3
	SKT Americas, Inc.	USA	Information gathering and consulting	100.0	100.0
	YTK Investment Ltd.	Cayman Islands	Investment association	100.0	100.0
	Atlas Investment	Cayman Islands	Investment association	100.0	100.0
	SK techx Co., Ltd.(*4)	Korea	System software development and supply	—	100.0
	One Store Co., Ltd.	Korea	Telecommunication services	65.5	65.5
	SK Telecom Japan Inc.(*4)	Japan	Information gathering and consulting	100.0	—
	id Quantique SA(*4)	Switzerland	Quantum information and communications service	65.6	4.6
	Quantum Innovation Fund I(*4)	Korea	Investment (holdings company)	59.9	—
	Life & Security Holdings Co., Ltd.(*4)	Korea	Investment(holdings company)	55.0	—
	SK Infosec Co., Ltd.(*4)	Korea	Information security service	100.0	—
Subsidiaries owned by SK Planet Co., Ltd.	SK m&service Co.,Ltd.	Korea	Data base and internet website service	100.0	100.0
	SK Planet Japan, K. K.	Japan	Digital contents sourcing service	79.5	79.5
	SK Planet Global PTE. Ltd.(*4)	Singapore	Digital contents sourcing service	—	100.0
	SKP GLOBAL HOLDINGS PTE. LTD.	Singapore	Investment	100.0	100.0
	SKP America LLC.	USA	Digital contents sourcing service	100.0	100.0
	shopkick Management Company, Inc.	USA	Investment	100.0	100.0
	shopkick, Inc.	USA	Reward points-based in-store shopping application development	100.0	100.0
	11street (Thailand) Co., Ltd.(*4)	Thailand	Electronic commerce	—	100.0
	K-net Culture and Contents Venture Fund	Korea	Capital investing in startups	59.0	59.0
	Hello Nature Ltd.(*4)	Korea	Retail of agro-fisheries and livestock	49.9	100.0
Subsidiaries owned by IRIVER LIMITED	iriver Enterprise Ltd.	Hong Kong	Management of Chinese subsidiaries	100.0	100.0
	iriver Inc.	USA	Marketing and sales in North America	100.0	100.0
	iriver China Co., Ltd.	China	Sales of and manufacturing MP3 and 4	100.0	100.0
	Dongguan iriver Electronics Co., Ltd.	China	Sales of and manufacturing e-book	100.0	100.0
	groovers Japan Co., Ltd.	Japan	Digital music contents sourcing and distribution service	100.0	100.0
	LIFE DESIGN COMPANY Inc. (formerly, S.M. LIFE DESIGN COMPANY JAPAN INC.)	Japan	Sale of goods in Japan	100.0	100.0
	S.M. Mobile Communications JAPAN Inc.(*4)	Japan	Digital contents service	—	100.0
	groovers Inc.(*4)	Korea	Sale of contents and Mastering Quality Sound album	100.0	44.2
Subsidiaries owned by SK Telink Co., Ltd.	NSOK Co., Ltd.(*4)	Korea	Security and maintenance services	—	100.0
	SK TELINK VIETNAM Co., Ltd.(*4)	Vietnam	Communications device retail business	100.0	—
Subsidiaries owned by Life & Security Holdings Co., Ltd.	ADT CAPS Co., Ltd.(*4)	Korea	Unmanned security	100.0	—
	CAPSTEC Co., Ltd.(*4)	Korea	Manned security	100.0	—
	ADT SECURITY Co., Ltd.(*4)	Korea	Sales and trade of anti-theft devices and surveillance devices	100.0	—
Subsidiary owned by id Quantique SA	Id Quantique LLC(*4)	Korea	Quantum information and communications service	100.0	—
Subsidiaries owned by SK Broadband Co., Ltd.	Home & Service Co., Ltd.	Korea	Operation of information and communications facility	100.0	100.0
	SK stoa Co., Ltd.	Korea	Other telecommunication retail business	100.0	100.0
Others(*5)	SK Telecom Innovation Fund, L.P	USA	Investment	100.0	100.0
	SK Telecom China Fund I L.P.	Cayman Islands	Investment	100.0	100.0

(*1)	The ownership interest represents direct ownership interest in subsidiaries either by the Parent Company or subsidiaries of the Parent Company.

(*2)

SK Planet Co., Ltd. spun off the business unit of 11st (E-commerce and Internet-related business) and incorporated Eleven Street Co., Ltd. on August 31, 2018. 80.3% of the shares issued by Eleven Street Co., Ltd. are owned by the Parent Company and 1.5% are held by SK Planet Co., Ltd. H&Q Korea Partners, LLC acquired 1,863,093 shares of redeemable convertible preferred stocks for ￦ 500,000 million in cash and owns 18.2% of the shares issued by Eleven Street Co., Ltd. The Parent Company is obliged to guarantee at least 1% of dividend per annum of the preferred stock’s issue price to the investor by the date on which Eleven Street Co., Ltd. is publicly listed or the date the qualifying listing period is completed, whichever occurs first (see note 29). The present value of obligatory dividends amounting to ￦23,191 million are recognized as financial liabilities as of December 31, 2018.

(*3)

The Parent Company participated in a third party allotment offering to itself and to SM Entertainment Co., Ltd., and acquired 7,420,091 shares out of 7,990,867 new shares that were issued by the subsidiary. As a result, the ownership interest has changed from 45,9% to 52.6%.

(*4)	Details of changes in the consolidation scope for the year ended December 31, 2018 are presented and explained separately in Note 1-(4).

(*5)	Others are owned together by Atlas Investment and another subsidiary of the Parent Company.

(3)    Condensed financial information of subsidiaries

Condensed financial information of the significant subsidiaries as of and for the year ended December 31, 2018 is as follows:

(In millions of won)	As of December 31, 2018				2018
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit (loss)
SK Telink Co., Ltd.(*1)	￦	493,972	107,565	386,407	373,019	39,962
Eleven Street Co., Ltd.(*2)		1,045,946	495,907	550,039	228,000	(9,507)
SK m&service Co., Ltd.		97,924	48,182	49,742	208,936	(119)
SK Communications Co., Ltd.		79,646	28,458	51,188	41,604	(10,323)
SK Broadband Co., Ltd.		4,266,458	2,682,236	1,584,222	3,158,877	154,999
K-net Culture and Contents Venture Fund		147,691	20,873	126,818	—	58,584
PS&Marketing Corporation		432,699	216,624	216,075	1,587,203	76
SERVICE ACE Co., Ltd.		76,770	45,229	31,541	198,164	4,217
SERVICE TOP Co., Ltd.		74,452	49,400	25,052	205,574	5,276
Network O&S Co., Ltd.		81,773	42,257	39,516	265,183	1,089
SK Planet Co., Ltd.		753,630	436,501	317,129	672,648	(436,106)
IRIVER LIMITED(*3)		204,479	44,620	159,859	137,849	(21,314)
SKP America LLC.		383,697	—	383,697	—	(370)
Life & Security Holdings Co., Ltd.(*4)		2,611,838	2,261,456	350,382	197,487	6,038
SK Infosec Co., Ltd.(*5)		183,896	54,301	129,595	—	—
One Store Co., Ltd.		116,716	65,890	50,826	110,284	(13,903)
Home & Service Co., Ltd.		87,159	45,341	41,818	325,177	(1,264)
SK stoa Co., Ltd.		41,305	37,560	3,745	116,459	(16,987)

(*1)	The condensed financial information of SK Telink Co., Ltd. is consolidated financial information including SK TELINK VIETNAM Co., Ltd.

(*2)	The condensed financial information of Eleven Street Co., Ltd. includes four months of revenue and profit and loss since the spin-off on August 31, 2018.

(*3)	The condensed financial information of IRIVER LIMITED is consolidated financial information including iriver Enterprise Ltd. and six other subsidiaries of IRIVER LIMITED.

(*4)

The condensed financial information of Life & Security Holdings Co., Ltd. is consolidated financial information including ADT CAPS Co., Ltd. and two other subsidiaries, including 3 months of revenue and profit and loss since Life & Security Holdings Co., Ltd. acquired by the Parent Company on October 1, 2018.

(*5)	SK Infosec Co., Ltd. was acquired by the Parent Company and newly included in consolidation as of December 27, 2018.

Condensed financial information of the significant subsidiaries as of and for the year ended December 31, 2017 is as follows:

(In millions of won)	As of December 31, 2017				2017
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit (loss)
SK Telink Co., Ltd.	￦	455,685	104,727	350,958	389,944	32,728
SK m&service Co., Ltd.		113,515	62,795	50,720	193,256	1,249
SK Communications Co., Ltd.		90,923	28,410	62,513	47,546	(35,454)
SK Broadband Co., Ltd.		3,802,349	2,616,317	1,186,032	3,050,083	32,030
K-net Culture and Contents Venture Fund		250,747	35,900	214,847	—	196,250
PS&Marketing Corporation		506,883	288,881	218,002	1,766,142	391
SERVICE ACE Co., Ltd.		77,681	45,501	32,180	197,408	2,599
SERVICE TOP Co., Ltd.		65,406	41,860	23,546	186,117	3,309
Network O&S Co., Ltd.		87,000	45,248	41,752	255,841	6,283
SK Planet Co., Ltd.		1,534,866	920,677	614,189	1,082,685	(513,667)
IRIVER LIMITED(*)		130,878	17,204	113,674	69,452	(14,092)
SKP America LLC.		412,251	—	412,251	—	(57)
SK techx Co., Ltd.		237,700	41,561	196,139	195,948	26,827
One Store Co., Ltd.		104,891	39,874	65,017	115,596	(27,254)
Home & Service Co., Ltd.		83,698	38,350	45,348	141,739	11

(*)

The condensed financial information of IRIVER LIMITED is consolidated financial information including iriver Enterprise Ltd. and six other subsidiaries of IRIVER LIMITED. Information for the other subsidiaries in the above summary is based on their separate financial statements.

Condensed financial information of the significant subsidiaries as of and for the year ended December 31, 2016 is as follows:

(In millions of won)	As of December 31, 2016				2016
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit (loss)
SK Telink Co., Ltd.	￦	440,956	122,741	318,215	406,930	61,585
SK m&service Co., Ltd.		107,768	56,596	51,172	173,816	4,958
SK Communications Co., Ltd.		128,233	31,592	96,641	58,154	(20,411)
SK Broadband Co., Ltd.		3,523,494	2,376,429	1,147,065	2,942,976	21,526
PS&Marketing Corporation		546,803	328,846	217,957	1,679,735	11,908
SERVICEACE Co., Ltd.		67,735	40,014	27,721	199,828	3,605
SERVICE TOP Co., Ltd.		59,004	39,121	19,883	186,740	3,971
Network O&S Co., Ltd.		69,774	35,798	33,976	218,917	3,755
SK Planet Co., Ltd.(*1)		1,935,663	834,151	1,101,512	1,177,323	(30,959)
IRIVER LIMITED(*2)		50,075	11,941	38,134	52,328	(9,987)
SKP America LLC.		439,209	—	439,209	—	1,226
SK techx Co., Ltd.		212,819	52,563	160,256	193,396	28,213
One Store Co., Ltd.		134,207	41,738	92,469	106,809	(22,161)

(*1)	The separate financial information of SK Planet Co., Ltd. includes pre-merger income and expenses of Commerce Planet Co., Ltd. prior to the merger date of February 1, 2016.

(*2)	The condensed financial information of IRIVER LIMITED is consolidated financial information including iriver Enterprise Ltd. and five other subsidiaries of IRIVER LIMITED.

(4)    Changes in subsidiaries

The list of subsidiaries that were newly included in consolidation during the year ended December 31, 2018 is as follows:

Subsidiary	Reason
Eleven Street Co., Ltd.	Spun-off from SK Planet Co., Ltd.

id Quantique SA	Acquired additional ownership interests by the Parent Company

SK Telecom Japan Inc.	Established by the Parent Company

groovers Inc.	Acquired additional ownership interests by IRIVER LIMITED

SK TELINK VIETNAM Co., Ltd.	Established by SK Telink Co., Ltd.

Quantum Innovation Fund I	Acquired by the Parent Company

Life & Security Holdings Co., Ltd.	Acquired by the Parent Company

ADT CAPS Co., Ltd.	Subsidiary of Life & Security Holdings Co., Ltd.

CAPSTEC Co., Ltd.	Subsidiary of Life & Security Holdings Co., Ltd.

ADT SECURITY Co., Ltd.	Subsidiary of Life & Security Holdings Co., Ltd.

SK Infosec Co., Ltd.	Acquired by the Parent Company

Id Quantique LLC	Established by id Quantique SA

The list of subsidiaries that were excluded from consolidation during the year ended December 31, 2018 is as follows:

Subsidiary	Reason
11street (Thailand) Co., Ltd.	Disposed by SK Planet Co., Ltd.

Hello Nature Ltd.	Loss of control due to third parties’ investments

SK techx Co., Ltd.	Merged into SK Planet Co., Ltd.

S.M. Mobile Communications JAPAN Inc.	Merged into groovers Japan Co., Ltd.

SK Planet Global PTE. Ltd.	Liquidated

NSOK Co., Ltd.	Merged into ADT CAPS Co., Ltd.

SKT Vietnam PTE. Ltd.	Liquidated

(5)    The information of significant non-controlling interests of the Group as of and for the years ended December 31, 2018, 2017 and 2016 are as follows. There were no dividends paid during the years ended December 31, 2017 and 2016 by subsidiaries of which non-controlling interests are significant.

(In millions of won)
	K-net Culture and Contents Venture Fund		IRIVER LIMITED	One Store Co., Ltd.	Eleven Street Co., Ltd.	Life & Security Holdings Co., Ltd. (*)
Ownership of non-controlling interests (%)		41.00	47.36	34.46	18.19	45.00

	As of December 31, 2018
Current assets	￦	118	150,199	92,844	923,153	124,091
Non-current assets		147,573	54,465	23,872	122,793	2,487,747
Current liabilities		(20,873)	(42,142)	(63,440)	(486,391)	(243,064)
Non-current liabilities		—	(2,663)	(2,450)	(9,516)	(2,018,392)
Net assets		126,818	159,859	50,826	550,039	350,382
Fair value adjustment and others		—	—	—	(23,191)	(1,216,347)
Net assets on the consolidated financial statements		126,818	159,859	50,826	526,848	(865,965)
Carrying amount of non-controlling interests		51,995	76,204	17,711	95,811	(389,684)

	2018
Revenue	￦	—	137,849	110,284	228,000	197,487
Profit (Loss) for the year		58,584	(21,314)	(13,903)	(9,507)	6,038
Depreciation of the fair value adjustment and others		—	—	—	(161)	(2,954)
Profit(Loss) for the year on the consolidated financial statements		58,584	(21,314)	(13,903)	(9,668)	3,084
Total comprehensive income (loss)		27,773	(21,125)	(14,386)	(8,897)	(991)
Profit (Loss) attributable to non-controlling interests		24,019	(10,094)	(4,791)	(1,758)	1,387

Net cash provided by (used in) operating activities	￦	115,566	13,635	7,181	(69,347)	(23,451)
Net cash provided by (used in) investing activities		600	(10,169)	(11,482)	(470,211)	(139,430)
Net cash provided by (used in) financing activities		(116,150)	69,267	5	494,923	124,076
Net increase(decrease) in cash and cash equivalents		16	72,733	(4,296)	(44,635)	(38,805)

Dividend paid to non-controlling interests during the year ended December 31, 2018	￦	36,178	—	—	—	—

(*)

The financial information of Life & Security Holdings Co., Ltd. is related to the period subsequent to the acquisition by the Parent Company on October 1, 2018 and includes fair value adjustments from the business combination.

(In millions of won)
	K-net Culture and Contents Venture Fund		IRIVER LIMITED	One Store Co., Ltd.
Ownership of non-controlling interests (%)		41.00	54.10	34.46

	As of December 31, 2017
Current assets	￦	625	74,873	76,810
Non-current assets		250,122	56,005	28,081
Current liabilities		(35,900)	(9,563)	(38,547)
Non-current liabilities		—	(7,641)	(1,327)
Net assets		214,847	113,674	65,017
Carrying amount of non-controlling interests		88,087	63,382	22,405

	2017
Revenue	￦	—	69,452	115,596
Profit (loss) for the year		196,250	(14,092)	(27,254)
Total comprehensive profit (loss)		201,693	(14,278)	(27,452)
Profit (loss) attributable to non-controlling interests		80,463	(7,438)	(9,392)

Net cash provided by (used in) operating activities	￦	(7)	(7,553)	13,912
Net cash used in investing activities		(600)	(45,002)	(2,000)
Net cash provided by (used in) financing activities		—	64,571	(7)
Net increase (decrease) in cash and cash equivalents		(607)	12,016	11,905

(In millions of won)
	SK Communications Co., Ltd.		One Store Co., Ltd.
Ownership of non-controlling interests (%)		35.46	34.46

	As of December 31, 2016
Current assets	￦	81,806	90,414
Non-current assets		46,427	43,793
Current liabilities		(30,098)	(40,969)
Non-current liabilities		(1,494)	(769)
Net assets		96,641	92,469
Carrying amount of non-controlling interests		34,265	31,863

	2016
Revenue	￦	58,154	106,809
Loss for the year		20,411	22,161
Total comprehensive loss		20,841	22,402
Loss attributable to non-controlling interests		7,240	6,772

Net cash used in operating activities	￦	(4,891)	(4,447)
Net cash provided by (used in) investing activities		3,625	(20,796)
Net cash provided by financing activities		—	51,426
Net increase (decrease) in cash and cash equivalents		(1,266)	26,183